Long-Term Debt - Additional Information - Other (Detail)	6 Months Ended			6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2014 USD ($) SecurityLoan	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Jun. 30, 2014 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)
Debt Instrument [Line Items]
Unrealized foreign exchange gain (loss)	$ 7,244,000	$ 54,506,000				$ 2,000,000	$ 700,000	$ 2,900,000	$ 2,900,000
Long-term Debt	6,732,367,000		6,109,470,000			330,845,000		330,845,000		241,700,000	340,221,000	247,600,000	13,300,000	13,300,000
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding													4.84%
Interest at a weighted-average fixed rate	3.00%		3.00%
Vessel market value to loan ratio				141.00%	481.50%
Vessel market value to loan minimum required ratio				105.00%	120.00%
Number of loan agreement	5
Minimum level of free cash be maintained as per loan agreements	100,000,000		100,000,000
Free liquidity and undrawn revolving credit line as percentage of debt				5.00%	7.50%
Amount of free liquidity and undrawn revolving credit line	377,100,000		344,900,000
Revolving credit lines maturity period				6 months
Amount reduced under revolving credit facility in remainder of the year	664,200,000
Amount reduced under revolving credit facility in second year	582,200,000
Amount reduced under revolving credit facility in third year	796,000,000
Amount reduced under revolving credit facility in fourth year	1,100,000,000
Amount reduced under revolving credit facility in fifth year	1,300,000,000
Amount reduced under revolving credit facility thereafter	$ 2,300,000,000